Employee Share Ownership Plans - Summary of Employee Share Awards (Detail) - BHP Group Limited [Member]	12 Months Ended
Jun. 30, 2024 shares Years $ / shares
CDP awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	968,581
Number of awards issued during the year	532,680
Number of awards vested and exercised	219,701
Number of awards lapsed	70,071
Number of awards at the end of the financial year	1,211,489
Weighted average remaining contractual life (years) | Years	2.1
Weighted average share price at exercise date | $ / shares	$ 43.02
LTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	2,558,796
Number of awards issued during the year	564,431
Number of awards vested and exercised	520,443
Number of awards lapsed	177,078
Number of awards at the end of the financial year	2,425,706
Weighted average remaining contractual life (years) | Years	2.2
Weighted average share price at exercise date | $ / shares	$ 43.02
MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	6,653,726
Number of awards issued during the year	2,515,913
Number of awards vested and exercised	2,626,587
Number of awards lapsed	555,855
Number of awards at the end of the financial year	5,987,197
Weighted average remaining contractual life (years) | Years	1.2
Weighted average share price at exercise date | $ / shares	$ 43.33
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	5,123,851
Number of awards issued during the year	2,457,307
Number of awards vested and exercised	2,460,834
Number of awards lapsed	607,438
Number of awards at the end of the financial year	4,512,886
Weighted average remaining contractual life (years) | Years	1.2
Weighted average share price at exercise date | $ / shares	$ 44.35